Related Party Transactions - Additional Information (Detail) £ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2019 USD ($) shares
Japan Vaccine Company Limited [member]
Disclosure of transactions between related parties [line items]
Sale of vaccine product	£ 11.0
Qura Therapeutics LLC [member]
Disclosure of transactions between related parties [line items]
Loans outstanding	£ 16.1
Increase in equity investment | $		$ 20
Investment in Subsidiary company | $				$ 1
Agreement extension	up to April 2025	up to April 2025
Innoviva incorporation [member]
Disclosure of transactions between related parties [line items]
Number of shares owned | shares	32			32
Percentage of shares owned	31.60%	31.60%
Royalty charge	£ 215.0		£ 209.0
Royalty payable	£ 63.0		£ 64.0
Joint ventures where entity is venturer [member] | Japan Vaccine Company Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest	50.00%	50.00%
Medicxi Ventures I Limited Partner [member]
Disclosure of transactions between related parties [line items]
Loans outstanding	£ 3.8
Investment in Subsidiary company	3.1
income from investment	18.5
Index ventures life VI [member]
Disclosure of transactions between related parties [line items]
Loans outstanding	10.6
Investment in Subsidiary company	1.8
Kurma Biofund II, FCPR [member]
Disclosure of transactions between related parties [line items]
Increase in equity investment	1.1
Apollo Therapeutics LLP [member]
Disclosure of transactions between related parties [line items]
Increase in equity investment	2.1
Longwood Founders Fund LP [member]
Disclosure of transactions between related parties [line items]
income from investment	£ 2.8